SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions																											12 Months Ended
	Mar. 15, 2024	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Oct. 05, 2022 CAD ($) shares	Sep. 20, 2022 shares	May 03, 2022 shares	Jan. 13, 2022 CAD ($) $ / shares shares	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 04, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($) $ / shares shares	May 05, 2021 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Apr. 01, 2024 $ / shares shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares	Oct. 03, 2022 shares	Jul. 04, 2022 shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued																	142,395			40,983	200,000	2,403,846			2,000,000	435,337	223,964											6,727	6,727	18,015,833
Par value per share | $ / shares																				$ 3.00	$ 2.00	$ 1.04			$ 0.92	$ 1.20
Compensation amount | $																											$ 4,695,751
Shares granted																											100,000	10,000	1,135,000
Number of stock options exercised																		140,000	150,000				55,000	5,000				290,000	60.000
Gross proceeds | $																	$ 616,570			$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	749			216	1,053	12,652			10,526	2,291												35	35	94,820
Shares granted																											526	53	5,974
Number of stock options exercised																		737	790				289	26				1,527	315
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		116,666,667																												614,109
Par value per share | $ / shares		$ 0.06
Shares granted					60,000
Gross proceeds | $		$ 7.0
Reverse stock split	1 for 190
Events occurring after reporting date [member] | Warrants A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																														3,593,170
Events occurring after reporting date [member] | Warrants B [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																														15,000
Par value per share | $ / shares																														$ 1.3643
Events occurring after reporting date [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Shares granted					316
Two Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																															2,884,616	24,869	1,733,334	1,733,334	10,961	6,727	6,727
Par value per share | (per share)																															$ 0.52	$ 2.62	$ 1.50	$ 4.33	$ 3.82	$ 6.20	$ 6.20
Compensation amount | $								$ 1,996,650	$ 65,264			$ 3,424,201	$ 41,871		$ 41,730	$ 41,875
Shares granted											27,819			43,847
Vesting description											50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year			25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024
Gross proceeds | $								$ 1,677,186				$ 3,018,565
Two Directors [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																															15,182	131	9,123	9,123	58	35	35
Shares granted											146			231
Two Directors [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							17,915
Par value per share | $ / shares							$ 2.99
Compensation amount | $							$ 53,568
Two Directors [Member] | Events occurring after reporting date [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							94
Five directors [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Shares granted						410,000
Vesting description						the RSUs will vest over 4 months and a day
Five directors [member] | Events occurring after reporting date [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Shares granted						2,158
Four directors [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised						565,000
Four directors [member] | Events occurring after reporting date [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised						2,974
Consultant [Member]
IfrsStatementLineItems [Line Items]
Shares granted										10,935
Vesting description										the RSUs will vest over 4 months and a day
Consultant [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Shares granted										58
Consultant [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Shares granted			60,083	39,753	650,000
Vesting description			the RSUs will vest over 4 months and a day	the RSUs will vest over 4 months and a day	the RSUs will vest over 4 months and a day, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter
Consultant [Member] | Events occurring after reporting date [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Shares granted			316	209	3,421